INVESTMENTS (Schedule of Investments Categorized by Investment Class) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cost method and equity method investments
Impairment loss on equity investment	$ 772	¥ 5,000
Loss from equity method investments	(63)	(407)
Total carrying amount of long-term investments	9,314			¥ 6,652			¥ 60,332
Cost Method Investments [Member]
Cost method and equity method investments
Cost of cost method investments	6,089			¥ 6,652			39,443
Impairment loss on equity investment	(772)	(5,000)
Amount of cost method investment	5,317			¥ 6,652			34,443
Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	4,059						26,296
Loss from equity method investments	(63)	¥ (407)
Carrying amount of equity method investments	3,996						25,889
Private company [Member] | Cost Method Investments [Member]
Cost method and equity method investments
Cost of cost method investments	4,840			¥ 5,114			31,351
Private company [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	849						5,500
Limited partnership [Member] | Cost Method Investments [Member]
Cost method and equity method investments
Cost of cost method investments	1,249			¥ 1,538			8,092
Limited partnership [Member] | Equity Method Investments [Member]
Cost method and equity method investments
Cost of equity method investments	$ 3,210						¥ 20,796